Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Net revenues from related parties		$ 294,666	$ 3,659,421
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Net revenues from related parties		290,007	1,213,905
Mojie [Member]
Related Party Transaction [Line Items]
Net revenues from related parties		3,268	2,437,283
Jinna [Member]
Related Party Transaction [Line Items]
Net revenues from related parties		1,391
Daqing Wanjieyuan [Member]
Related Party Transaction [Line Items]
Net revenues from related parties			$ 8,233